Firsthand Technology Opportunities Fund

Portfolio of Investments, September 30, 2021 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 97.1% ($343,842,856)
Biotech — 0.1% ($441,006)
CytoDyn, Inc.*	222,730	$441,006
Communications — 0.6% ($2,202,800)
ViaSat, Inc.*	40,000	2,202,800
Consumer Electronics — 21.2% ($75,204,000)
Roku, Inc.*	240,000	75,204,000
Defense & Aerospace — 2.9% ($10,238,800)
AeroVironment, Inc.*	20,000	1,726,400
Kratos Defense & Security Solutions, Inc.*	280,000	6,246,800
Maxar Technologies, Inc.	80,000	2,265,600
Education — 7.3% ($25,766,800)
2U, Inc.*	130,000	4,364,100
Chegg, Inc.*	310,000	21,086,200
Coursera, Inc.*	10,000	316,500
Internet — 9.6% ($34,010,200)
Netflix, Inc.*	15,000	9,155,100
PayPal Holdings, Inc.*	10,000	2,602,100
Pinterest, Inc., Class A*	260,000	13,247,000
Upwork, Inc.*	200,000	9,006,000
Networking — 2.2% ($7,917,000)
Nutanix, Inc., Class A*	210,000	7,917,000
Other Electronics — 4.8% ($16,953,300)
Cree, Inc.*	210,000	16,953,300
Renewable Energy — 4.4% ($15,455,100)
Enphase Energy, Inc.*	50,000	7,498,500
SolarEdge Technologies, Inc.*	30,000	7,956,600
Semiconductor Equipment — 6.3% ($22,132,450)
Pivotal Systems Corp.*	19,150,000	15,921,166
Revasum, Inc*(1)	15,413,753	4,025,543
Revasum, Inc.*	7,113,796	2,185,741
Semiconductors — 0.1% ($457,700)
ON Semiconductor Corp.*	10,000	457,700
Services — 0.0% ($139,500)
Net 1 UEPS Technologies, Inc.*	30,000	139,500

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Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, September 30, 2021 (unaudited)

	SHARES	MARKET VALUE
Software — 37.6% ($132,924,200)
Adobe Systems, Inc.*	5,000	$2,878,600
Bill.com Holdings, Inc.*	50,000	13,347,500
Cloudflare, Inc., Class A*	100,000	11,265,000
Coupa Software, Inc.*	20,000	4,383,600
DocuSign, Inc.*	60,000	15,445,800
Domo, Inc., Class B*	230,000	19,421,200
MongoDB, Inc.*	20,000	9,430,200
Okta, Inc.*	10,000	2,373,400
PagerDuty, Inc.*	100,000	4,142,000
Palo Alto Networks, Inc.*	10,000	4,790,000
Twilio, Inc., Class A*	30,000	9,571,500
Workday, Inc., Class A*	20,000	4,997,800
Zendesk, Inc.*	40,000	4,655,600
Zscaler, Inc.*	100,000	26,222,000

WARRANTS — 0.1% ($301,332)
Defense & Aerospace — 0.1% ($301,332)
Lilium N.V. *	133,333	301,332

INVESTMENT COMPANY — 1.3% ($4,672,449)
Fidelity Investments Money Market Fund - Treasury Portfolio(2)	4,672,449	4,672,449

Total Investments (Cost $149,719,211) — 98.5%		348,816,637
Other assets in excess of liabilities — 1.5%		5,194,339
NET ASSETS - 100.0%		$354,010,976

*	Non-income producing security.
(1)	Restricted/illiquid security (1.14% of net assets).
(2)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

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Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, September 30, 2021 (unaudited)

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.	Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.
2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.
3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2021:

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Firsthand Technology Opportunities Fund - continued

Portfolio of Investments, September 30, 2021 (unaudited)

FUND	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
Common Stocks
Biotech	$441,006	$—	$—
Communications	2,202,800	—	—
Consumer Electronics	75,204,000	—	—
Defense & Aerospace	10,238,800	—	—
Education	25,766,800	—	—
Internet	34,010,200	—	—
Networking	7,917,000	—	—
Other Electronics	16,953,300	—	—
Renewable Energy	15,455,100	—	—
Semiconductor Equipment	18,106,907	4,025,543	—
Semiconductors	457,700	—	—
Services	139,500	—	—
Software	132,924,200	—	—
Total Common Stocks	339,817,313	4,025,543	—
Warrants
Defense & Aerospace	301,332	—	—
Investment Company	4,672,449	—	—
Total	$344,791,094	$4,025,543	$—

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

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